Diversified International Account (Prospectus Summary): | Diversified International Account
DIVERSIFIED INTERNATIONAL ACCOUNT

Supplement dated June 16, 2011

to the Prospectus for Principal Variable Contracts Funds, Inc.

dated May 1, 2011

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

Add the following under the Performance heading, just above the Total Returns as of December 31 each year heading:

Effective June 30, 2011, the benchmark will change. The Investment Advisor and Sub-Advisor believe the

MSCI EAFE Index NDTR D is more widely used for funds in the foreign large blend category than the

MSCI ACWI Ex-US Index.

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MSCI EAFE Index NDTR D Diversified International Account	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	3.50%